Statements of Net Assets Available for Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investment in Master Trust – at fair value (Notes 2 and 3)	$ 133,597,162	$ 124,893,246
Receivables:
Employer Contributions	392,368	191,513
Participant Contributions	124,350	292,091
Notes receivable from participants	4,232,137	4,424,312
Net assets available for benefits	$ 138,346,017	$ 129,801,162